Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Health Care Portfolio
March 31, 2025
VHC-NPRT1-0525
1.814639.120
Common Stocks - 97.7%
	Shares	Value ($)
BELGIUM - 1.8%
Health Care - 1.8%
Pharmaceuticals - 1.8%
UCB SA	106,000	18,654,047
CANADA - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Xenon Pharmaceuticals Inc (b)	200,000	6,710,000
CHINA - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Beigene Ltd ADR (b)	20,000	5,443,400
DENMARK - 1.7%
Health Care - 1.7%
Biotechnology - 1.7%
Ascendis Pharma A/S ADR (b)	110,000	17,144,600
Zealand Pharma A/S (b)	2,300	172,342

TOTAL DENMARK		17,316,942
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	20,000	1,821,200
NETHERLANDS - 3.6%
Health Care - 3.6%
Biotechnology - 3.4%
Argenx SE ADR (b)	44,500	26,337,993
Merus NV (b)	186,604	7,854,162
		34,192,155
Pharmaceuticals - 0.2%
Pharvaris NV (b)	109,600	1,720,720
TOTAL NETHERLANDS		35,912,875
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Immunocore Holdings PLC ADR (b)	83,256	2,470,206
UNITED STATES - 89.0%
Health Care - 89.0%
Biotechnology - 17.7%
Acumen Pharmaceuticals Inc (b)	180,000	198,000
Aerovate Therapeutics Inc (d)(f)	81,590	436,819
Akero Therapeutics Inc (b)	42,500	1,720,400
Alnylam Pharmaceuticals Inc (b)	90,000	24,301,801
Annexon Inc (b)(c)	200,000	386,000
Apogee Therapeutics Inc (b)	9,277	346,589
Arcellx Inc (b)	95,000	6,232,000
Arcus Biosciences Inc (b)	146,685	1,151,477
Avidity Biosciences Inc (b)	80,000	2,361,600
Bicara Therapeutics Inc	100,000	1,303,000
Cargo Therapeutics Inc (b)(c)	146,125	594,729
Caris Life Sciences Inc (b)(d)(e)	254,430	791,277
Cartesian Therapeutics Inc (b)	56,954	750,654
CG oncology Inc (b)	80,000	1,959,200
Cogent Biosciences Inc (b)	340,000	2,036,600
Crinetics Pharmaceuticals Inc (b)	208,000	6,976,320
Cytokinetics Inc (b)	128,000	5,144,320
Day One Biopharmaceuticals Inc (b)(c)	150,000	1,189,500
Disc Medicine Inc (b)	50,000	2,482,000
Exact Sciences Corp (b)(c)	498,400	21,575,736
Gilead Sciences Inc	208,000	23,306,400
Janux Therapeutics Inc (b)	111,800	3,018,600
Legend Biotech Corp ADR (b)	440,000	14,929,200
Metsera Inc (c)	75,000	2,041,500
MoonLake Immunotherapeutics Class A (b)(c)	119,000	4,649,330
Nurix Therapeutics Inc (b)	218,000	2,589,840
Nuvalent Inc Class A (b)	112,000	7,943,040
Oruka Therapeutics Inc	159,859	1,640,153
Perspective Therapeutics Inc (b)	100,000	213,000
Regeneron Pharmaceuticals Inc	12,800	8,118,144
Revolution Medicines Inc (b)	60,000	2,121,600
Rezolute Inc (b)	228,000	661,200
Rhythm Pharmaceuticals Inc (b)	15,000	794,550
Scholar Rock Holding Corp (b)	19,600	630,140
Soleno Therapeutics Inc (b)	54,000	3,858,300
Spyre Therapeutics Inc (b)(c)	91,400	1,474,739
Stoke Therapeutics Inc (b)	102,485	681,525
Summit Therapeutics Inc (b)(c)	90,000	1,736,100
Upstream Bio Inc	137,119	839,168
Vaxcyte Inc (b)	118,000	4,455,680
Veracyte Inc (b)	208,000	6,167,200
Viking Therapeutics Inc (b)(c)	60,000	1,449,000
Viridian Therapeutics Inc (b)	371,465	5,007,348
		180,263,779
Health Care Equipment & Supplies - 30.4%
Boston Scientific Corp (b)	1,065,000	107,437,201
Glaukos Corp (b)	136,000	13,385,120
ICU Medical Inc (b)	20,000	2,777,200
Inspire Medical Systems Inc (b)(c)	80,000	12,742,400
Insulet Corp (b)	128,000	33,614,080
Intuitive Surgical Inc (b)	23,400	11,589,318
Kestra Medical Technologies Ltd	69,000	1,719,480
Masimo Corp (b)	212,400	35,385,840
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	2,363	29,301
Outset Medical Inc (b)	209,683	2,319,094
Penumbra Inc (b)	196,000	52,412,360
PROCEPT BioRobotics Corp (b)(c)	111,600	6,501,816
Stryker Corp	81,800	30,450,050
		310,363,260
Health Care Providers & Services - 23.3%
agilon health Inc (b)	815,000	3,528,950
Alignment Healthcare Inc (b)	460,000	8,565,200
Astrana Health Inc (b)(c)	112,745	3,496,222
BrightSpring Health Services Inc (b)	460,000	8,321,400
Centene Corp (b)	138,000	8,377,980
Cigna Group/The	86,500	28,458,500
CVS Health Corp	115,000	7,791,250
LifeStance Health Group Inc (b)	850,000	5,661,000
Molina Healthcare Inc (b)	47,500	15,646,025
Privia Health Group Inc (b)	560,000	12,572,000
Surgery Partners Inc (b)	260,000	6,175,000
UnitedHealth Group Inc	246,500	129,104,375
		237,697,902
Health Care Technology - 2.5%
Phreesia Inc (b)	221,600	5,664,096
Veeva Systems Inc Class A (b)	85,000	19,688,550
		25,352,646
Life Sciences Tools & Services - 6.9%
10X Genomics Inc Class A (b)	220,000	1,920,600
Bruker Corp	120,000	5,008,800
Danaher Corp	222,500	45,612,500
IQVIA Holdings Inc (b)	12,000	2,115,600
Thermo Fisher Scientific Inc	22,000	10,947,200
West Pharmaceutical Services Inc	20,000	4,477,600
		70,082,300
Pharmaceuticals - 8.2%
Contineum Therapeutics Inc Class A (c)	80,000	558,400
Eli Lilly & Co	70,000	57,813,700
Enliven Therapeutics Inc (b)	97,218	1,913,250
Merck & Co Inc	106,000	9,514,560
Rapport Therapeutics Inc (b)(c)	40,000	401,200
Royalty Pharma PLC Class A	365,813	11,387,759
Structure Therapeutics Inc ADR (b)(c)	101,500	1,756,965
		83,345,834
TOTAL UNITED STATES		907,105,721
TOTAL COMMON STOCKS (Cost $655,062,087)		995,434,391

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (d)(e)(g)	497,000	523,589
Health Care - 0.1%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (d)(e)	353,945	380,951
Pharmaceuticals - 0.1%
Galvanize Therapeutics 6% 2/28/2027 (d)(e)	494,400	578,102
TOTAL HEALTH CARE		959,053

TOTAL UNITED STATES		1,482,642
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,345,345)		1,482,642

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	39,228	344,422
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (d)(e)	1,824,838	1,496,367
UNITED STATES - 1.4%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc (d)(e)	61,557	525,697
Saluda Medical Inc Series E (b)(d)(e)	102,160	625,219
		1,150,916
Health Care - 1.3%
Biotechnology - 0.8%
Asimov Inc Series B (b)(d)(e)	13,047	358,010
Caris Life Sciences Inc Series D (b)(d)(e)	398,133	1,238,194
Cleerly Inc Series C (b)(d)(e)	179,891	2,120,915
Element Biosciences Inc Series C (b)(d)(e)	72,178	665,482
Element Biosciences Inc Series D (d)(e)	73,131	487,052
Element Biosciences Inc Series D1 (d)(e)	73,131	487,052
ElevateBio LLC Series C (b)(d)(e)	31,200	80,807
Endeavor BioMedicines Inc Series C (d)(e)	208,016	1,085,844
Inscripta Inc Series E (b)(d)(e)	157,568	335,620
		6,858,976
Health Care Equipment & Supplies - 0.2%
Medical Microinstruments Inc/Italy Series C (b)(d)(e)	47,257	1,585,945
Health Care Technology - 0.3%
Aledade Inc Series B1 (b)(d)(e)	24,966	911,259
Aledade Inc Series E1 (b)(d)(e)	10,776	393,324
Candid Therapeutics Series B (d)(e)	491,360	540,496
Omada Health Inc Series E (b)(d)(e)	281,490	1,342,707
Wugen Inc Series B (b)(d)(e)	57,585	218,247
		3,406,033
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(e)	505,495	156,703
TOTAL HEALTH CARE		12,007,657

TOTAL UNITED STATES		13,158,573
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,229,685)		14,999,362

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/CA 10% 12/31/2026 (d)(e)	1,978,037	1,934,272
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
HeartFlow Inc 0% (d)(e)(g)	1,536,300	1,536,300
TOTAL PREFERRED SECURITIES (Cost $3,514,337)		3,470,572

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	3,808,114	3,808,875
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	20,155,945	20,157,961
TOTAL MONEY MARKET FUNDS (Cost $23,966,836)			23,966,836

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $706,118,290)	1,039,353,803
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(19,403,426)
NET ASSETS - 100.0%	1,019,950,377

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,773,154 or 2.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	955,966

Aledade Inc Series E1	5/20/22	536,800

Asimov Inc Series B	10/29/21	1,209,205

Candid Therapeutics Series B	8/27/24	589,632

Caris Life Sciences Inc	10/06/22	1,424,808

Caris Life Sciences Inc Series D	5/11/21	3,224,877

Cleerly Inc Series C	7/08/22	2,119,224

dMed Biopharmaceutical Co Ltd Series C	12/01/20	557,161

Element Biosciences Inc Series C	6/21/21	1,483,741

Element Biosciences Inc Series D	6/28/24	573,588

Element Biosciences Inc Series D1	6/28/24	573,588

ElevateBio LLC Series C	3/09/21	130,884

Endeavor BioMedicines Inc Series C	4/22/24	1,357,221

Galvanize Therapeutics 6% 2/28/2027	2/28/24	494,400

Galvanize Therapeutics Series B	3/29/22	875,156

HeartFlow Inc 0%	3/26/25	1,536,300

Inscripta Inc Series E	3/30/21	1,391,325

InSightec Ltd Series G	6/17/24	1,620,091

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 12/31/24	1,978,037

Medical Microinstruments Inc/Italy Series C	2/16/24	1,575,251

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	1,687,589

Saluda Medical Inc	4/06/23	496,999

Saluda Medical Inc 0%	1/03/25	497,000

Saluda Medical Inc Series E	4/06/23	824,819

Wugen Inc 10% 6/14/2025	6/14/24	353,945

Wugen Inc Series B	7/09/21	446,566

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,376,143	48,533,745	50,101,013	75,471	-	-	3,808,875	3,808,114	0.0%
Fidelity Securities Lending Cash Central Fund	23,220,676	68,232,578	71,295,293	12,511	-	-	20,157,961	20,155,945	0.1%
Total	28,596,819	116,766,323	121,396,306	87,982	-	-	23,966,836

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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